Inventories - Movement in inventory provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in the inventory provision
Balance at 1 January	€ (3,560)
Balance at 31 December	(3,296)	€ (3,560)
Accumulated impairment
Movement in the inventory provision
Balance at 1 January	150	124	€ 85
Net charge for the year	(33)	23	57
Cancellations for the year	(14)		(16)
Translation differences	(4)	4	(2)
Balance at 31 December	€ 99	€ 150	€ 124